FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	October 19, 2007	WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com Email
VIA EDGAR SYSTEM		CLIENT/MATTER NUMBER 011060-0101

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	JohnsonFamily Funds, Inc. Preliminary Proxy Materials

Ladies and Gentlemen:

        On behalf of JohnsonFamily Funds, Inc., a Maryland corporation (the “Company”), we are transmitting for filing pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, the Company’s preliminary notice of special meeting, proxy statement and form of proxies (under the cover page required by Rule 14a-6(m) and Schedule 14A) for use in conjunction with the special meeting of shareholders of each portfolio of the Company. The special meeting has been set for November 30, 2007.

        To the Company’s knowledge, the only substantive matters to be considered at the special meeting of shareholders are: (1) approval of a new investment advisory agreement between the Company, on behalf of each portfolio, and Optique Capital Management, the successor to the current investment adviser for each portfolio, Johnson Asset Management and (2) approval of a new sub-advisory agreement among the Company, on behalf of its portfolio, the JohnsonFamily Intermediate Fixed Income Fund, Optique Capital Management and RNC Genter Capital Management LLC (RNC Genter Capital Management is the current sub-adviser to the JohnsonFamily Intermediate Fixed Income Fund).

        If you have any questions or comments regarding this filing, please call Peter D. Fetzer at (414) 297-5596.

Very truly yours, /s/ Peter D. Fetzer Peter D. Fetzer

Attachments

cc:	Proxy Distribution Group

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.